Expenses by nature - Schedule of Expenses by Nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Expenses By Nature Abstract
Employee benefit expenses (Note 7)	¥ 237,016	¥ 238,580	¥ 221,971
Advertising and marketing expenses	157,116	162,267	164,236
Cost of inventories and consumables	215,692	234,487	204,881
Operating lease rental expenses	5,790	9,965	9,374
Amortisation and depreciation	58,888	65,964	65,897
Utilities and office expenses	25,539	30,961	38,329
Travelling and entertainment expenses	4,291	5,293	8,451
Bank charges	3,985	4,881	4,890
Legal and professional fees	7,648	5,314	11,355
Other expenses	1,655	2,001	2,015
Total expenses	¥ 717,619	¥ 759,713	¥ 731,399